UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended         September 30, 2007

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            October 26, 2007

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      47

 Form 13F Information Table Value Total:      $      925,434
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 AGL RESOURCES INC.         COM      001204106  6,735     170,000  SH       SOLE           170,000
 AIR PRODUCTS & CHEMICA     COM      009158106  11,242    115,000  SH       SOLE           115,000
 APACHE CORP.               COM      037411105  14,247    158,200  SH       SOLE           158,200
 AQUA AMERICA, INC.         COM      03836W103  6,373     281,000  SH       SOLE           281,000
 BAKER HUGHES, INC..        COM      057224107  18,526    205,000  SH       SOLE           205,000
 BJ SERVICES CO.            COM      055482103  6,372     240,000  SH       SOLE           240,000
 BRONCO DRILLING CO INC     COM      112211107  3,552     240,000  SH       SOLE           240,000
 CHEVRON CORP.              COM      166764100  66,910    715,000  SH       SOLE           715,000
 CONOCOPHILLIPS             COM      20825C104  48,878    556,891  SH       SOLE           556,891
 DEVON ENERGY CORP.         COM      25179M103  27,456    330,000  SH       SOLE           330,000
 DUKE ENERGY CORP.          COM      26441C105  4,067     217,624  SH       SOLE           217,624
 DUPONT EI DE NEMOURS       COM      263534109  7,806     157,500  SH       SOLE           157,500
 ENERGEN CORP.              COM      29265N108  22,848    400,000  SH       SOLE           400,000
 ENSCO INTERNATIONAL, I     COM      26874Q100  11,733    209,150  SH       SOLE           209,150
 EOG RESOURCES INC.         COM      26875P101  16,636    230,000  SH       SOLE           230,000
 EQUITABLE RESOURCES IN     COM      294549100  23,342    450,000  SH       SOLE           450,000
 EXXON MOBIL CORP.          COM      30231G102 115,237   1,245,000 SH       SOLE          1,245,000
 FOREST OIL CORP            COM      346091705  1,592      37,000  SH       SOLE           37,000
 GENERAL ELECTRIC CO.       COM      369604103  15,318    370,000  SH       SOLE           370,000
 GLOBALSANTAFE CORP.        COM      G3930E101  22,046    290,000  SH       SOLE           290,000
 GRANT PRIDECO INC          COM      38821G101  16,792    308,000  SH       SOLE           308,000
 HERCULES OFFSHORE, INC     COM      427093109  14,159    542,320  SH       SOLE           542,320
 HESS CORPORATION           COM      42809H107  12,973    195,000  SH       SOLE           195,000
 LUBRIZOL CORP              COM      549271104  8,133     125,000  SH       SOLE           125,000
 MARATHON OIL CO.           COM      565849106  13,685    240,000  SH       SOLE           240,000
 MDU RESOURCES GROUP, I     COM      552690109  10,440    375,000  SH       SOLE           375,000
 MURPHY OIL CORP.           COM      626717102  15,131    216,500  SH       SOLE           216,500
 NABORS INDUSTRIES, LTD     COM      G6359F103  16,000    520,000  SH       SOLE           520,000
 NATIONAL FUEL GAS CO.      COM      636180101  9,362     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  9,918     200,000  SH       SOLE           200,000
 NEWFIELD EXPLORATION C     COM      651290108  8,428     175,000  SH       SOLE           175,000
 NOBLE CORP                 COM      G65422100  29,430    600,000  SH       SOLE           600,000
 NOBLE ENERGY INC.          COM      655044105  23,814    340,000  SH       SOLE           340,000
 NORTHEAST UTILITIES        COM      664397106  2,857     100,000  SH       SOLE           100,000
 OCCIDENTAL PETROLEUM C     COM      674599105  25,632    400,000  SH       SOLE           400,000
 QUESTAR CORP               COM      748356102  16,810    320,000  SH       SOLE           320,000
 ROHM & HAAS CO.            COM      775371107  11,134    200,000  SH       SOLE           200,000
 ROYAL DUTCH SHELLPLC- SPONSORED ADRA780259206  21,778    265,000  SH       SOLE           265,000
 SCHLUMBERGER LTD           COM      806857108  58,800    560,000  SH       SOLE           560,000
 SEMCO ENERGY INC.          COM      78412D109  5,289     670,300  SH       SOLE           670,300
 SPECTRA ENERGY CORP.       COM      847560109  2,664     108,812  SH       SOLE           108,812
 SUNCOR ENERGY              COM      867229106  8,533      90,000  SH       SOLE           90,000
 TOTAL S.A.             SPONSORED ADR89151E109  31,602    390,000  SH       SOLE           390,000
 VALERO ENERGY CORP.        COM      91913Y100  28,552    425,000  SH       SOLE           425,000
 WEATHERFORD INT'L. LTD     COM      G95089101  33,157    493,560  SH       SOLE           493,560
 WILLIAMS COMPANIES, IN     COM      969457100  15,327    450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  24,118    390,000  SH       SOLE           390,000
                                                925,434
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